Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issuance of common stock upon initial public offering, underwriters' commission and issuance costs	$ 16,477
Series C Convertible Preferred Stock
Issuance of convertible preferred stock, issuance costs		$ 81